CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	¥ 1,195,351,730	$ 168,361,770	¥ 602,270,607	¥ 584,762,494
Restricted cash	749,155,845	105,516,394	404,689,250	407,276,342
Provision of credit losses for other financial assets	(86,019)	(12,116)	0	0
Total cash and cash equivalents and restricted cash	¥ 1,944,421,556	$ 273,866,048	¥ 1,006,959,857	¥ 992,038,836